Fair Value Measurements (Details) - Schedule of financial assets that are measured at fair value on a recurring basis - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets
Investments held in Trust Account	$ 200,017,289	$ 200,067,535
Liabilities
Derivative warrant liabilities -Private Warrants		10,920,000
Fair Value, Inputs, Level 1 [Member]
Assets
Investments held in Trust Account	200,017,289	200,067,535
Liabilities
Derivative warrant liabilities -Public Warrants	59,500,000	17,400,000
Derivative warrant liabilities -Private Warrants
Fair Value, Inputs, Level 2 [Member]
Assets
Investments held in Trust Account
Liabilities
Derivative warrant liabilities -Public Warrants
Derivative warrant liabilities -Private Warrants
Fair Value, Inputs, Level 3 [Member]
Assets
Investments held in Trust Account
Liabilities
Derivative warrant liabilities -Public Warrants
Derivative warrant liabilities -Private Warrants	$ 36,060,000	$ 10,920,000